UNITED STATES
                       SECURITIES and EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD of REGISTERED MANAGEMENT INVESTMENT COMPANY

                      SEI Institutional International Trust





                  Investment Company Act File Number: 811-5601





                                   Registrant
                      SEI Institutional International Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734





                                Agent for Service
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110




                      Date of Fiscal Year End: September 30




             Date of Reporting Period: July 1, 2006 to June 30, 2007






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                                Non-Voting Funds

                         International Fixed Income Fund

     The International Fixed Income Fund invests in securities that do not have Voting rights. No Votes have been cast on securities by this fund during the reporting period.

                           Emerging Markets Debt Fund

              The Emerging Markets Debt Fund invested in securities
               that do not have Voting rights. No Votes have been
              cast on securities by this fund during the reporting
                                     period.


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



                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted




CEMEX S.A.

  SECURITY ID: 151290889


 Meeting Date: 8/31/2006            Meeting Type: Special


 Meeting for Holders of ADRs

        Presentation, Discussion and Approval of The Project That Modifies The
         Issuance Deed of The Ordinary Participation Certificates Denominated
         CEMEX CPO, as Well as The Trust Agreement Number 111033-9 Executed
         By  Banco Nacional De Mexico, S.A.  as  CEMEX...                                       Management  For   Voted - For

CEMEX S.A.B. DE C.V.

  SECURITY ID: 151290889


 Meeting Date: 12/7/2006            Meeting Type: Annual


 Meeting for ADR Holders

        Consideration And, If Applicable, Authorization of A Transaction, After
         Hearing A Report By The Chief Executive Officer and The Opinion of
         The Board of Directors.                                                              Management  For   Voted - For

CHECK POINT SOFTWARE TECHNOLOGIES INC

  SECURITY ID: M22465104


 Meeting Date: 7/31/2006            Meeting Type: Annual


 Meeting for Holders of ADRs

        Election of Directors (Other Than Outside Directors): Gil Shwed, Marius
         Nacht, Jerry Ungerman, Dan Propper, David Rubner, Tal Shavit. Note:
         Directors Are Elected as A Group, Not Individually Please Be Advised
         That The Only Valid Voting Options for This P                                        Management  For   Voted - For
        Election of Outside Directors: Yoav Chelouche, Irwin Federman, Guy Gecht,
         Ray Rothrock. Note: Directors Are Elected as A Group, Not Individually
         Please Be Advised That The Only Valid Voting Options for This Proposal
         Are Either  for or  Abstain                                                          Management  For   Voted - For
        To Authorize Gil Shwed to Continue Serving as Chairman of Our Board of
         Directors and Our Chief Executive Officer for Up to Three Years
         Following The Meeting.                                                               Management  For   Voted - Against
        To Ratify The Appointment and Compensation of Check Point's Independent
         Public Accountants.                                                                  Management  For   Voted - For
        To Amend Our Articles of Association to Permit Electronic Voting.                     Management  For   Voted - For
        To Approve Compensation to Certain Executive Officers Who Are Also
         Board Members.                                                                       Management  For   Voted - Against
        Please Indicate Whether or Not You Have A Personal Interest In Proposal 6.
         Mark  for  = Yes or  Against  = No.                                                  Management        Voted - Against

CHUNGHWA TELECOM CO. LTD.

  SECURITY ID: 17133Q205


 Meeting Date: 6/15/2007            Meeting Type: Annual


 Meeting for Holders of ADRs

        The Company's Operation Report for 2006.                                              Management  None  Non-Voting
        The Supervisors  Audit Report On The Company for 2006.                                Management  None  Non-Voting
        The Amendment to The Company's Rules of Order of Board of Directors
         Meeting. Management None Non-Voting


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                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



CHUNGHWA TELECOM CO. LTD. (CONTINUED)

        The Company's Operation Report and Financial Statements for 2006.                     Management  For   Voted - For
        The Company's Distribution of Earnings for 2006.                                      Management  For   Voted - For
        Amendment to The Company's Articles of Incorporation.                                 Management  For   Voted - For
        Proposed Conversion of The Capital Surplus Into Capital Increase of The
         Company and Issuance of New Shares.                                                  Management  For   Voted - For
        Proposed Capital Decrease In Cash of The Company.                                     Management  For   Voted - For
        Amendment to The Company's Process for Acquisitions and Disposal of
         Assets.                                                                              Management  For   Voted - For
        Amendment to The Company's Procedures for Endorsements and Guarantees.                Management  For   Voted - For
        Formulation of The Company's Procedures for Lending of Capital to Others.             Management  For   Voted - For
        Amendment to The Company's Regulations of Election of Directors and
         Supervisors.                                                                         Management  For   Voted - For
        Election of The Company's 5th Term Directors and Supervisors.                         Management  For   Voted - Abstain

COCA-COLA FEMSA S.A.

  SECURITY ID: 191241108


 Meeting Date: 12/5/2006            Meeting Type: Annual


 Meeting for Holders of ADRs

        To Amend The By-Laws of The Company to Include The Formation of
         Committees, and Other Adjusts to Comply With The Provisions of The
         Mexican Securities Market Law (Ley Del Mercado De Valores).                          Management  For   Voted - For
        Appointment of Delegates to Execute and Formalize The Resolutions Adopted
         During The Meeting.                                                                  Management  For   Voted - For
        Minutes of The Shareholders  Meeting.                                                 Management  For   Voted - For
        Election And/Or Ratification of Members of The Board of Directors and
         Secretary and Their Alternates; Qualification of Their Independence In
         Accordance to The Mexican Securities Market Law, and Resolution With
         Respect to Their Remuneration.                                                       Management  For   Voted - For
        Proposal to Form Committees of The Board of Directors, Including The
         Audit and Corporate Practices Committees, Appointment of The Chairman
         For Such Committees, and Resolution With Respect to Their Remuneration.              Management  For   Voted - For
        Appointment of Delegates to Execute and Formalize The Resolutions
         Adopted During The Meeting.                                                          Management  For   Voted - For
        Minutes of The Shareholders  Meeting.                                                 Management  For   Voted - For

COCA-COLA FEMSA SAB DE CV

  SECURITY ID: 191241108


 Meeting Date: 3/27/2007            Meeting Type: Annual


 Meeting for ADR HoldersSubmitted -

        Accept Financial Statements and Statutory Reports for Fiscal Year 2006                Management  For   Submitted - For
        Accept Report On Compliance With Tax Obligations Re: External Auditor                 Management  For   Submitted - For
        Approve Allocation of Income and Dividends of MXN 0.438 Per Share                     Management  For   Submitted - Against
        Set Aggregate Nominal Amount of Share Repurchase Reserve At
         MXN 400 Million                                                                      Management  For   Submitted - For
        Elect Principal and Alternates Members to The Board of Directors and
         Board Secretary; Verify Director's Independency as Per New Mexican
         Securities Law; Approve Their Respective Remuneration                                Management  For   Submitted - For
        Approve Integration Plan of Financing and Planning Committee, Audit
         Committee, and Corporate Practices Committee; Elect Chairman of The
         Said Committees; and Fix Their Respective Remuneration                               Management  For   Submitted - For
        Designate Inspector or Shareholder Representative(S) of Minutes of Meeting            Management  For   Submitted - For
        Approve Minutes of Meeting                                                            Management  For   Submitted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



COCA-COLA FEMSA SAB DE CV (CONTINUED)


 Meeting Date: 3/27/2007            Meeting Type: Special


 Meeting for ADR Holders

        Election of Members of The Board of Directors, Qualification of Their
         Independence In Accordance With The Mexican Securities Market Law,
         And Resolution With Respect to Their Remuneration.                                   Management        Voted - For

COMPANHIA VALE DO RIO DOCE

  SECURITY ID: 204412100


 Meeting Date: 12/28/2006           Meeting Type: Special


 Meeting for ADR Holders

        The Approval and Justification for Consolidation of Caemi Mineracao E
         Metalurgia S.A. ( Caemi ), A Wholly Owned Subsidiary of Cvrd, Pursuant
         To Articles 224 and 225 of The Brazilian Corporate Law                               Management  For   Voted - For
        To Ratify The Appointment of The Experts to Appraise The Value of The
         Company to Be Consolidated                                                           Management  For   Voted - For
        To Decide On The Appraisal Report, Prepared By The Expert Appraisers                  Management  For   Voted - For
        The Approval for The Consolidation of Caemi, Without A Capital Increase
         Or The Issuance of New Shares By This Company                                        Management  For   Voted - For
        To Ratify The Acquisition of The Control of Inco Ltd., Pursuant to Section 1
         Of Article 256 of The Brazilian Corporate Law                                        Management  For   Voted - For
        To Ratify The Appointment of A Board Member, Duly Nominated During The
         Board of Directors Meeting Held On June 21, 2006, In Accordance With
         Section 10 of Article 11 of The Company's By-Laws                                    Management  For   Voted - For

COMPANIA DE MINAS BUENAVENTURA S.A.

  SECURITY ID: 204448104


 Meeting Date: 11/2/2006            Meeting Type: Annual


 Meeting for ADR Holders

        The Approval to Merge Inversiones Mineras De Sur S.A. (Inminsur) Into
         Compania De Minas Buenaventura S.A.A. (Buenaventura) By The Absorption
         Of The First By The Second.                                                          Management  For   Voted - For

 Meeting Date: 12/4/2006            Meeting Type: Special


 Meeting for Holders of ADRs

        Approval of The Merger of Minas Poracota S.A. Into Compania De Minas
         Buenaventura S.A.A. By The Absorption of The First By The Second.                    Management  For   Voted - For
        A Voluntary Contribution Has Been Under Negotiation With The Peruvian
         Government and Will Be The Equivalent to 3.75% of The Net Income
         Taking Away The 64.4% of The Mining Royalties Paid. This Contribution
         Will Be Administered By The Mining Companies. App                                    Management  For   Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



CPFL ENERGIA'S A

  SECURITY ID: 126153105


 Meeting Date: 12/18/2006           Meeting Type: Special


 Meeting for Holders of ADRs

        Election of Statutory Members and Alternates to The Board of Directors
         For The Remaining Term of Office, Until The Ordinary General
         Shareholders Meeting That Will Be Held In April 2007, as Arranged In
         Article 17 of The
         Company Bylaws, and Pursuant to Pa                                                   Management  For   Voted - For
        Election of Effective Member to The Fiscal Council for The Remaining
         Term of Office, Until The Ordinary General Shareholders  Meeting That
         Will Be Held In April 2007.                                                          Management  For   Voted - For

CTRIP COM INTL LTD

  SECURITY ID: 22943F100


 Meeting Date: 10/17/2006           Meeting Type: Annual


 Meeting for ADR Holders

        Approve Distribution of 30% of The Company's Net Income for 2006
         (As Determined In Accordance With The Generally Accepted Accounting
         Principles In The United States and Reported In The Audited Consolidated
         Financial Statements of The Company for The Year...)                                   Management  For   Voted - For
        That The Articles of Association of The Company Be Amended In The
         Form Attached to The Notice of The Annual General Meeting as Exhibit A               Management  For   Voted - Against

EMBRAER, EMPRESA BRASILEIRA DE AERONAUTICA

  SECURITY ID: 29081M102


 Meeting Date: 4/23/2007            Meeting Type: Annual


 Meeting for Holders of ADRs

        Examine, Discuss and Vote On The Financial Statements for The Year
         Ended December 31, 2006                                                              Management  For   Voted - For
        Allocate The Net Profits Recorded In Such Fiscal Year                                 Management  For   Voted - For
        Appoint The Members of The Fiscal Committee for The 2007/2008 Term
         Of Office                                                                            Management  For   Voted - For
        Set The Aggregate Annual Compensation to Be Received By The Company's
         Officers and Members of The Committee of Its Board of Directors                      Management  For   Voted - For
        Set The Compensation of The Members of The Fiscal Committee                           Management  For   Voted - For
        Confirm The Increase In The Company's Capital Stock In The Amount of
         R$ 11,119,509.06, as Approved By The Board of Directors At Its Meetings
         Held In September and December 2006 and March 2007.                                  Management  For   Voted - For
        Amend Article 6 of The Company's Bylaws, as A Result of The Confirmation
         Of The Increase In Capital Stock                                                     Management  For   Voted - For
        Amend The Company's Bylaws In Order to Remove Article 10 and Its Sole
         Paragraph and Include Them, With Amendments, as Paragraph 3 and
         Paragraph 4 of Article 7, Renumbering, as A Consequence, The Remaining
         Articles of The Bylaws                                                               Management  For   Voted - For
        Consolidate The Company's Bylaws                                                      Management  For   Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



FOMENTO ECONOMICO MEXICANO S.A.

  SECURITY ID: 344419106


 Meeting Date: 12/7/2006            Meeting Type: Special


 Meeting for Holders of ADRs

        To Amend The By-Laws of The Company to Include The Formation of
         Committees, and Other Adjusts to Comply With The Provisions of The
         Mexican Securities Market Law (Ley Del Mercado De Valores).                          Management  For   Voted - For
        Appointment of Delegates to Execute and Formalize The Resolutions Adopted
         During The Meeting.                                                                  Management  For   Voted - For
        Minutes of The Shareholders  Meeting.                                                 Management  For   Voted - For
        Election And/Or Ratification of Members of The Board of Directors and
         Secretary and Their Alternates; Qualification of Their Independence In
         Accordance to The Mexican Securities Market Law, and Resolution With
         Respect to Their Remuneration.                                                       Management  For   Voted - For
        Proposal to Form Committees of The Board of Directors, Including The
         Audit and Corporate Practices Committees, Appointment of The Chairman
         For Such Committees, and Resolution With Respect to Their Remuneration.              Management  For   Voted - For
        Appointment of Delegates to Execute and Formalize The Resolutions
         Adopted During The Meeting.                                                          Management  For   Voted - For
        Minutes of The Shareholders  Meeting.                                                 Management  For   Voted - For

 Meeting for Holders of ADRs

        To Amend The By-Laws of The Company to Include The Formation of
         Committees, and Other Adjusts to Comply With The Provisions of The
         Mexican Securities Market Law (Ley Del Mercado De Valores).                          Management  For   Voted - For
        Appointment of Delegates to Execute and Formalize The Resolutions
         Adopted During The Meeting.                                                          Management  For   Voted - For
        Minutes of The Shareholders  Meeting.                                                 Management  For   Voted - For
        Election And/Or Ratification of Members of The Board of Directors and
         Secretary and Their Alternates; Qualification of Their Independence In
         Accordance to The Mexican Securities Market Law, and Resolution With
         Respect to Their Remuneration.                                                       Management  For   Voted - For
        Proposal to Form Committees of The Board of Directors, Including The
         Audit and Corporate Practices Committees, Appointment of The Chairman
         For Such Committees, and Resolution With Respect to Their Remuneration.              Management  For   Voted - For
        Appointment of Delegates to Execute and Formalize The Resolutions
         Adopted During The Meeting.                                                          Management  For   Voted - For
        Minutes of The Shareholders Meeting.                                                  Management  For   Voted - For

GAZPROM OAO

  SECURITY ID: 368287207


 Meeting Date: 6/29/2007            Meeting Type: Annual


 Meeting for ADR Holders

        Approve Annual Report                                                                 Management  For   Voted - For
        Approve Financial Statements                                                          Management  For   Voted - For
        Approve Allocation of Income                                                          Management  For   Voted - For
        Approve Dividends of Rub 2.54 Per Ordinary Share                                      Management  For   Voted - For
        Approve Remuneration of Directors and Members of Audit Commission                     Management  For   Voted - Against
        Ratify CJSC PricewaterhouseCoopers Audit as Auditor                                   Management  For   Voted - For
        Amend Charter                                                                         Management  For   Voted - For
        Approve Series of Related-Party Transactions In Connection With
         Implementation of Nord Stream Project                                                Management  For   Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



GAZPROM OAO (CONTINUED)

        Approve Related-Party Transaction With CJSC AB Gazprombank                            Management  For   Voted - For
        Approve Related-Party Transaction With Sberbank                                       Management  For   Voted - For
        Approve Related-Party Transaction With CJSC AB Gazprombank                            Management  For   Voted - For
        Approve Related-Party Transaction With Sberbank                                       Management  For   Voted - For
        Approve Related-Party Transaction With CJSC AB Gazprombank                            Management  For   Voted - For
        Approve Related-Party Transaction With CJSC AB Gazprombank                            Management  For   Voted - For
        Approve Related-Party Transaction With Sberbank                                       Management  For   Voted - For
        Approve Related-Party Transaction With CJSC AB Gazprombank                            Management  For   Voted - For
        Approve Related-Party Transaction With CJSC AB Gazprombank                            Management  For   Voted - For
        Approve Related-Party Transaction With CJSC AB Gazprombank                            Management  For   Voted - For
        Approve Related-Party Transaction With Sberbank                                       Management  For   Voted - For
        Approve Related-Party Transaction With CJSC AB Gazprombank                            Management  For   Voted - For
        Approve Related-Party Transaction With OJSC Severneftegazprom                         Management  For   Voted - For
        Approve Related-Party Transaction With OJSC Severneftegazprom                         Management  For   Voted - For
        Approve Related-Party Transaction With Mezhregiongaz LLC                              Management  For   Voted - For
        Approve Related-Party Transaction With Mezhregiongaz LLC                              Management  For   Voted - For
        Approve Related-Party Transaction With Mezhregiongaz LLC                              Management  For   Voted - For
        Approve Related-Party Transaction With CJSC Northgas                                  Management  For   Voted - For
        Approve Related-Party Transaction With OJSC Novatek                                   Management  For   Voted - For
        Approve Related-Party Transaction With OJSC Tomskgazprom                              Management  For   Voted - For
        Approve Related-Party Transaction With Mezhregiongaz LLC                              Management  For   Voted - For
        Approve Related-Party Transaction With OJSC Gazprom Neft                              Management  For   Voted - For
        Approve Related-Party Transaction With OJSC Novatek                                   Management  For   Voted - For
        Approve Related-Party Transaction With OJSC Novatek                                   Management  For   Voted - For
        Approve Related-Party Transaction With Latvijas Gaze A/S                              Management  For   Voted - For
        Approve Related-Party Transaction With AB Lietuvos Dujos                              Management  For   Voted - For
        Approve Related-Party Transaction With UAB Kauno Termofikacijos Elektrine             Management  For   Voted - For
        Approve Related-Party Transaction With Moldovagaz S.A.                                Management  For   Voted - For
        Approve Related-Party Transaction With Moldovagaz S.A.                                Management  For   Voted - For

 Elect 11 Directors By Cumulative Voting

        Elect Andrey Akimov as Director                                                       Management        Voted - Withheld
        Elect Alexander Ananenkov as Director                                                 Management  For   Voted - Withheld
        Elect Burckhard Bergmann as Director                                                  Management        Voted - Withheld
        Elect Farit Gazizullin as Director                                                    Management        Voted - Withheld
        Elect German Gref as Director                                                         Management        Voted - Withheld
        Elect Elena Karpel as Director                                                        Management  For   Voted - Withheld
        Elect Dmitry Medvedev as Director                                                     Management        Voted - Withheld
        Elect Yury Medvedev as Director                                                       Management        Voted - Withheld
        Elect Alexey Miller as Director                                                       Management  For   Voted - Withheld
        Elect Victor Nikolaev as Director                                                     Management        Voted - Withheld
        Elect Sergey Oganesyan as Director                                                    Management        Voted - Withheld
        Elect Alexander Potyomkin as Director                                                 Management        Voted - Withheld
        Elect Mikhail Sereda as Director                                                      Management  For   Voted - Withheld
        Elect Boris Fedorov as Director                                                       Management        Voted - For
        Elect Robert Foresman as Director                                                     Management        Voted - Withheld
        Elect Victor Khristenko as Director                                                   Management        Voted - Withheld
        Elect Alexander Shokhin as Director                                                   Management        Voted - Withheld
        Elect Igor Yusufov as Director                                                        Management        Voted - Withheld
        Elect Evgeny Yasin as Director                                                        Management        Voted - Withheld

 Elect Nine Members of Audit Commission

        Elect Dmitry Arkhipov as Member of Audit Commission                                   Management  For   Voted - For
        Elect Denis Askinadze as Member of Audit Commission                                   Management  For   Voted - Withheld

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



GAZPROM OAO (CONTINUED)

        Elect Vadim Bikulov as Member of Audit Commission                                     Management  For   Voted - For
        Elect Rafael Ishutin as Member of Audit Commission                                    Management  For   Voted - For
        Elect Andrey Kobzev as Member of Audit Commission                                     Management  For   Voted - Withheld
        Elect Nina Lobanova as Member of Audit Commission                                     Management  For   Voted - For
        Elect Yury Nosov as Member of Audit Commission                                        Management  For   Voted - Withheld
        Elect Victoria Oseledko as Member of Audit Commission                                 Management  For   Voted - Withheld
        Elect Vladislav Sinyov as Member of Audit Commission                                  Management  For   Voted - For
        Elect Andrey Fomin as Member of Audit Commission                                      Management  For   Voted - Withheld
        Elect Yury Shubin as Member of Audit Commission                                       Management  For   Voted - Withheld

 Meeting Date: 6/30/2006            Meeting Type: Annual


 Meeting for Holders of ADRs

        Approve The Annual Report of OAO Gazprom for 2005.                                    Management  For   Voted - For
        Approve The Annual Accounting Statements, Including The Profit and Loss
         Report of The Company Based On The Results of 2005.                                  Management  For   Voted - For
        Approve The Distribution of Profit of The Company Based On The Results
         Of 2005.                                                                             Management  For   Voted - For
        Approve The Amount of Time for and Form of Payment of Annual Dividends
         On The Company's Shares That Have Been Proposed By The Board of
         Directors of The Company.                                                            Management  For   Voted - For
        Pay Remuneration to Members of The Board of Directors and Audit
         Commission of The Company In The Amounts Recommended By The Board
         Of Directors of The Company.                                                         Management  For   Voted - Against
        Approve Zao PricewaterhouseCoopers Audit as The Company's External
         Auditor.                                                                             Management  For   Voted - Against
        Approve The Proposed Changes and Additions to The Charter of The
         Company.                                                                                         For   Voted - Against
        Approve The Changes to The Charter of OAO Gazprom That Have Been
         Proposed By The Board of Directors of The Company.                                   Management  For   Voted - For
        Regarding The Approval of Interested - Party Transactions That May Be
         Entered Into By OAO Gazprom In The Future In The Ordinary Course of
         Business. (See Enclosures for Additional Information)                                Management  For   Voted - For
        Elect  Director A.D. Aleksandrovich                                                   Management  For   Voted - Withheld
        Elect  Director B.V. Kasymovich                                                       Management  For   Voted - Withheld
        Elect  Director B.L. Viktorovna                                                       Management  For   Voted - Withheld
        Elect  Director B.V. Anatolievich                                                     Management  For   Voted - Withheld
        Elect  Director V. Denis Igorevich                                                    Management  For   Voted - Withheld
        Elect  Director V.N. Grigorievich                                                     Management  For   Voted - Withheld
        Elect  Director G.A. Alekseevich                                                      Management  For   Voted - Withheld
        Elect  Director I.R. Vladimirovich                                                    Management  For   Voted - Withheld
        Elect  Director L.N. Vladislavovna                                                    Management  For   Voted - Withheld
        Elect  Director M.O. Vyacheslavovich                                                  Management  For   Voted - Withheld
        Elect  Director S.V. Mikhailovich                                                     Management  For   Voted - Withheld
        Elect  Director S.S. Mikhailovna                                                      Management  For   Voted - Withheld
        Elect  Director S. Yuri Ivanovich                                                     Management  For   Voted - Withheld

  SECURITY ID: 38059T106


 Meeting Date: 11/10/2006           Meeting Type: Annual


 Meeting for Holders of ADRs

        Adoption of Financial Statements                                                      Management  For   Voted - For
        Re-Election of Mr J G Hopwood as A Director                                           Management  For   Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



GOLD FIELDS LIMITED (CONTINUED)

        Re-Election of Mr D M J Ncube as A Director                                           Management  For   Voted - For
        Re-Election of Mr I D Cockerill as A Director                                         Management  For   Voted - For
        Re-Election of Professor G J Gerwel as A Director                                     Management  For   Voted - Against
        Re-Election of Mr N J Holland as A Director                                           Management  For   Voted - For
        Re-Election of Mr R L Pennant-Rea as A Director                                       Management  For   Voted - For
        Placement of Shares Under The Control of The Directors                                Management  For   Voted - For
        Issuing Equity Securities for Cash                                                    Management  For   Voted - For
        Revocation of Erroneous and Placement of Unissued Shares for The Purpose
         Of The Gold Fields Limited 2005 Share Plan.                                          Management  For   Voted - For
        Revocation of Erroneous and Placement of Unissued Shares for The Purpose
         Of The GF Management Incentive Scheme.                                               Management  For   Voted - For
        Award of Rights to Non-Executive Directors Under The Gold Fields Limited
         2005 Non-Executive Share Plan                                                        Management  For   Voted - For
        Increase of Directors  Fees                                                           Management  For   Voted - For
        Acquisition of Company's Own Shares                                                   Management  For   Voted - For

GRUPO AEROPORTUARIO DEL PACIFICO'S A DE C V

  SECURITY ID: 400506101


 Meeting Date: 10/27/2006           Meeting Type: Special


 Meeting for ADR Holders

        To Amend The Company By-Laws to Be In Line With Current Mexican
         Securities Law.                                                                      Management  For   Voted - For
        To Elect The President of The Audit Committee.                                        Management  For   Voted - For
        To Review The Nominations and Compensation Committee's Plans for The
         Nomination, Ratification, and If Necessary, Removal of Members of The
         Board of Directors.                                                                  Management  For   Voted - For
        To Adopt The Resolutions Deemed Necessary or Convenient In Order to
         Comply With Any Decisions Made During This Meeting.                                  Management  For   Voted - For

GRUPO AEROPORTUARIO DEL SURESTE SAB DE CV

  SECURITY ID: 4.01E+206


 Meeting Date: 4/27/2007            Meeting Type: Annual


 Meeting for ADR's Holders


 General Extraordinary Shareholders Meeting

        Amend Bylaws                                                                          Management  For   Voted - Against
        Designate Inspector or Shareholder Representative(S) of Minutes of Meeting            Management  For   Voted - For
        General Annual Ordinary Shareholders Meeting
        Present CEO and Auditors' Report On Financial Statements and Statutory
         Reports for Fiscal Year Ended 12-31-06                                               Management  For   Voted - For
        Present Board's Report On Accounting Criteria Policy and Disclosure Policy
         In Accordance With Article 172-B of Company Law                                      Management  For   Voted - For
        Present Report Re: Activities and Operations Undertaken By The Board In
         Accordance With Article 28 Iv (E) of Company Law                                     Management  For   Voted - For
        Accept Individual and Consolidated Financial Statements and Statutory
         Reports                                                                              Management  For   Voted - For
        Present Audit Committee's Report Regarding Company's Subsidiaries In
         Accordance With Article 43 of Company Law                                            Management  For   Voted - For
        Present Report On Tax Obligations In Accordance With Article 86 of Tax Law            Management  For   Voted - For
        Approve Increase In Capital Reserves                                                  Management  For   Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



GRUPO AEROPORTUARIO DEL SURESTE SAB DE CV (CONTINUED)

        Set Aggregate Nominal Amount of Share Repurchase Reserve for 2007;
         Approve Policy Related to Acquisition of Own Shares                                  Management  For   Voted - For
        Approve Ordinary Dividends to Series B and Bb Shares                                  Management  For   Voted - For
        Approve Discharge of Management and CEO                                               Management  For   Voted - For
        Designate Inspector or Shareholder Representative(S) of Minutes of Meeting            Management  For   Voted - For

INFOSYS TECHNOLOGIES LTD

  SECURITY ID: 456788108


 Meeting Date: 11/7/2006            Meeting Type: Special


 Meeting for ADR Holders

        To Authorize The Board of Directors to Sponsor an Issue of American
         Depositary Shares Against Existing Equity Shares.                                    Management  For   Voted - Against
        To Authorize The Company to Issue Depositary Receipts.                                Management  For   Voted - Against
        To Authorize The Board and Officers In Connection With The Earlier
         Resolutions.                                                                         Management  For   Voted - Against
        To Authorize The Underwriters to Determine The Price of The Sponsored
         Ads Offering.                                                                        Management  For   Voted - Against
        To Authorize The Board to Determine The Terms and Conditions.                         Management  For   Voted - Against
        To Authorize The Board of Directors to Delegate Its Powers.                           Management  For   Voted - Against

IRSA (INVERSIONES Y REPRESENTACIONES)

  SECURITY ID: 450047204


 Meeting Date: 10/31/2006           Meeting Type: Annual


 Meeting for Holders of ADRs

        Designation of Two Shareholders to Sign The Minutes of The Meeting.                   Management  For   Voted - For
        Treatment of The Pertinent Documentation to Fiscal Year Ended On
         June 30, 2006, Pursuant to Section 234, Subsection 1 of Law 19,550.                  Management  For   Voted - For
        Deliberation of The Board of Directors  Performance.                                  Management  For   Voted - For
        Deliberation of The Supervisory Committee's Performance.                              Management  For   Voted - For
        Treatment and Allocation of Ps.96,573,000 of Profits as of Fiscal Year
         Ended On June 30, 2006.                                                              Management  For   Voted - For
        Deliberation of The Board's Remuneration as of Fiscal Year Ended On
         June 30, 2006, for an Amount of Ps.7,400,000.                                        Management  For   Voted - For
        Treatment of The Supervisory Committee's Remuneration Pertinent to Fiscal
         Year Ended On June 30, 2006.                                                         Management  For   Voted - For
        Determination of The Number and Appointment of Permanent Directors as
         Well as Alternate Directors, If Deemed Necessary.                                    Management  For   Voted - For
        Appointment of Permanent and Alternate Members of The Supervisory
         Committee.                                                                           Management  For   Voted - For
        Appointment of The Certified Public Accountant for The Next Fiscal Year
         And Determination of His Remuneration.                                               Management  For   Voted - For
        Confirmation of The Decisions Arrived At The Shareholders Meeting of
         October 22, 2004.                                                                    Management  For   Voted - Against
        Consideration of A Global Programme for The Issuance of Non-Convertible
         Negotiable Notes Worth Us$ 200,000,000.                                              Management  For   Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



KOOKMIN BANK

  SECURITY ID: 50049M109


 Meeting Date: 3/23/2007            Meeting Type: Annual


 Meeting for ADR Holders

        Approval of Non-Consolidated Financial Statements (Balance Sheet, Income
         Statement and Statement of Appropriation of Retained Earnings) for The
         Fiscal Year 2006, as Set Forth In The Company's Notice of Meeting
         Enclosed Herewith.                                                                   Management  For   Voted - For
        Approval of The Appointment of Directors, as Set Forth In The Company's
         Notice of Meeting Enclosed Herewith.                                                 Management  For   Voted - For
        Approval of Appointment of Candidates for The Members of The Audit
         Committee, Who Are Non-Executive Directors, as Set Forth In The
         Company's Notice of Meeting Enclosed Herewith.                                       Management  For   Voted - For
        Approval of Previously Granted Stock Option, as Set Forth In The Company's
         Notice of Meeting Enclosed Herewith.                                                 Management  For   Voted - For
        Approval of The Grant of Stock Option, as Set Forth In The Company's
         Notice of Meeting Enclosed Herewith.                                                 Management  For   Voted - For

KT CORP

  SECURITY ID: 48268K101


 Meeting Date: 3/16/2007            Meeting Type: Annual


 Meeting for ADR Holders

        Approve Appropriation of Income and Dividend of Krw 2000 Per Share                    Management  For   Voted - For
        Amend Articles of Incorporation to Expand Business Objectives                         Management  For   Voted - For
        Elect Jeong or Yoon as A Member of The Audit Committee                                Management  For   Voted - For
        Elect Kon Sik Kim as A Member of The Audit Committee                                  Management  For   Voted - For
        Elect Director Jon Lok Yoon                                                           Management  For   Voted - For
        Elect Director Jeong Soo Suh                                                          Management  For   Voted - For
        Elect Director Paul C. Yi                                                             Management  For   Voted - For
        Approve Remuneration of Executive Directors and Independent Non-
         Executive Directors                                                                  Management  For   Voted - For

LG.PHILIPS LCD CO.

  SECURITY ID: 50186V102


 Meeting Date: 2/28/2007            Meeting Type: Annual


 Meeting for ADR Holders

        To Approve The Non-Consolidated Balance Sheet, Non-Consolidated Income
         Statement and Non-Consolidated Statement of Appropriations of Retained
         Earnings of Fiscal Year 2006, as Set Forth In The Company's Notice of
         Meeting Enclosed Herewith.                                                           Management  For   Voted - For
        To Approve The Amendment to The Articles of Incorporation, as Set Forth
         In The Company's Notice of Meeting Enclosed Herewith.                                Management  For   Voted - Against
        To Approve The Appointment of Directors, as Set Forth In The Company's
         Notice of Meeting Enclosed Herewith.                                                 Management  For   Voted - For
        To Approve The Appointment of Audit Committee Members, as Set Forth In
         The Company's Notice of Meeting Enclosed Herewith.                                   Management  For   Voted - For
        To Approve The Remuneration Limit for Directors In 2007, as Set Forth In
         The Company's Notice of Meeting Enclosed Herewith.                                   Management  For   Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



LUKOIL OAO

  SECURITY ID: 677862104


 Meeting Date: 6/28/2007            Meeting Type: Annual


 Meeting for ADR Holders

        To Approve The Annual Report of OAO Lukoil for 2006, Including: The Net
         Profit of OAO Lukoil for Distribution for 2006 Was Equal
         To 55,129,760,000                                                                    Management  For   Voted - For

 Elect 11 Directors By Cumulative Voting

        Elect Vagit Alekperov as Director                                                     Management        Voted - Withheld
        Elect Igor Belikov as Director                                                        Management        Voted - For
        Elect Mikhail Berezhnoy as Director                                                   Management        Voted - Withheld
        Elect Donald Wallette (Jr.) as Director                                               Management        Voted - Withheld
        Elect Valery Grayfer as Director                                                      Management        Voted - Withheld
        Elect Oleg Kutafin as Director                                                        Management        Voted - For
        Elect Ravil Maganov as Director                                                       Management        Voted - Withheld
        Elect Richard Matzke as Director                                                      Management        Voted - For
        Elect Sergey Mikhailov as Director                                                    Management        Voted - For
        Elect Nikolay Tsvetkov as Director                                                    Management        Voted - Withheld
        Elect Igor Sherkunov as Director                                                      Management        Voted - Withheld
        Elect Alexander Shokhin as Director                                                   Management        Voted - For

 Elect Three Members of Audit Commission

        To Elect The Audit Commission From The List of Candidates Approved By
         The Board of Directors of OAO  Lukoil On 3 February 2007
         (Minutes No.4): Bulavina,                                                            Management  For   Voted - For
        To Elect The Audit Commission From The List of Candidates Approved By
         The Board of Directors of OAO  Lukoil On 3 February 2007
         (Minutes No.4): Kondratiev,                                                          Management  For   Voted - For
        To Elect The Audit Commission From The List of Candidates Approved By
         The Board of Directors of OAO  Lukoil On 3 February 2007
         (Minutes No.4): Nikitenko,                                                           Management  For   Voted - For
        To Pay Remuneration and Reimburse Expenses to Members of The Board of
         Directors and The Audit Commission of OAO Lukoil According to
         Appendix 1.                                                                          Management  For   Voted - For
        To Establish Remuneration for Newly Elected Members of The Board of
         Directors and The Audit Commission of OAO Lukoil According to
         Appendix 2. to Invalidate                                                            Management  For   Voted - For
        To Approve The Independent Auditor of OAO Lukoil - Closed Joint Stock
         Company KPMG.                                                                        Management  For   Voted - For
        To Determine The Number of Authorised Shares of OAO  Lukoil as
         Eighty-Five Million (85,000,000) Ordinary Registered Shares, With A Par
         Value of Two and A Half                                                              Management  For   Voted - For
        To Approve Amendments and Addenda to The Charter of Open Joint Stock
         Company Oil Company Lukoil, Pursuant to The Appendix.                                Management  For   Voted - For
        To Approve Amendments to The Regulations On The Procedure for Preparing
         And Holding The General Shareholders Meeting of OAO Lukoil, Pursuant to The          Management  For   Voted - For
        To Approve The Following Interested-Party Transactions On The Terms and
         Conditions Indicated In The Appendix: Supplemental Agreement to
         Loan Contract                                                                        Management  For   Voted - For
        To Approve The Following Interested-Party Transactions On The Terms and
         Conditions Indicated In The Appendix: Supplemental Agreement to
         Oil Supply                                                                           Management  For   Voted - For
        To Approve The Following Interested-Party Transactions On The Terms and
         Conditions Indicated In The Appendix: Shareholder Loan Agreement
         Between Oao                                                                          Management  For   Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



LUKOIL OAO (CONTINUED)

        To Approve The Following Interested-Party Transactions On The Terms and
         Conditions Indicated In The Appendix: Shareholder Loan Agreement
         Between Oao                                                                          Management  For   Voted - For
        To Approve The Following Interested-Party Transactions On The Terms and
         Conditions Indicated In The Appendix: Policy (Contract) On Insuring The              Management  For   Voted - For
        To Approve Membership of OAO Lukoil In The Russian National
                  Association Swift. Management For Voted - For

MECHEL STEEL GROUP OAO

  SECURITY ID: 583840103


 Meeting Date: 2/1/2007             Meeting Type: Special


 Meeting for ADR Holders

        Approval of The New Version of The Company's Charter.                                 Management  For   Voted - For
        Approval of The New Version of The Bylaw On Remuneration to Members
         Of The Board of Directors of Mechel OAO and Compensation of Their
         Expenses Connected With Their Execution of Functions of Members of
         The Board of Directors.                                                              Management  For   Voted - For
        Approval of Transactions of Interest.                                                 Management  For   Voted - For

 Meeting Date: 6/30/2006            Meeting Type: Annual


 Meeting for Holders of ADRs

        To Approve The Annual Report of Mechel Open Joint Stock Company for
         2005.                                                                                Management  For   Voted - For
        To Approve The Annual Financial Statements Inclusive of The Income
         Statement (Profit and Loss Account) for 2005.                                        Management  For   Voted - For
        To Pay Out Dividends On Ordinary Registered Non-Documentary Shares
         Based On The Company's Operational Results for 2005.                                 Management  For   Voted - For
        Election of Directors. If You Wish to Vote Selectively or Cumulate, Please
         Contact Your Representative.                                                         Management  For   Voted - Abstain
        Election of Dmitriy B. Kletskiy to The Audit Commission.                              Management  For   Voted - For
        Election of Natalya G. Mikhaylova to The Audit Commission.                            Management  For   Voted - For
        Election of Lyudmila E. Radishevskaya to The Audit Commission.                        Management  For   Voted - For
        Approval of Financial and Accounting Consultants Limited Liability
         Company to Be The Auditor of Mechel Open Joint Stock Company.                        Management  For   Voted - For
        Approval of The Amendments and Additions to The Company's Charter.                    Management  For   Voted - For

MMC NORILSK NICKEL

  SECURITY ID: 46626D108


 Meeting Date: 11/24/2006           Meeting Type: Special


 Meeting for ADR Holders

        To Approve The Payment of Interim Cash Dividends for 9 Months of 2006 In
         The Amount of Rub 56 Per Share, and to Pay These Dividends Within
         60 Days After The Date of This Resolution.                                           Management  For   Voted - For

 Meeting Date: 6/28/2007            Meeting Type: Annual


 Meeting for ADR Holders

        Approve Annual Report, Financial Statements, and Allocation of Income                 Management  For   Voted - For
        Approve Dividends of Rub 176 Per Ordinary Share, Including Special
         Dividends of Rub 56 for First Nine Months of Fiscal 2006 Approved At
         Company's Nov. 24, 2006, Extra General Meeting...                                      Management  For   Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



MMC NORILSK NICKEL (CONTINUED)

        Elect Nine Directors By Cumulative Voting
        Elect Andrey Bugrov as Director                                                       Management  For   Voted - Withheld
        Elect Guy De Selliers as Director                                                     Management  For   Voted - For
        Elect Vladimir Dolgikh as Director                                                    Management  For   Voted - For
        Elect Andrey Klishas as Director                                                      Management  For   Voted - Withheld
        Elect Ralph Morgan as Director                                                        Management  For   Voted - Withheld
        Elect Denis Morozov as Director                                                       Management  For   Voted - Withheld
        Elect Kirill Parinov as Director                                                      Management  For   Voted - Withheld
        Elect Vladimir Potanin as Director                                                    Management  For   Voted - Withheld
        Elect Ekaterina Salnikova as Director                                                 Management  For   Voted - Withheld
        Elect Kirill Ugolnikov as Director                                                    Management  For   Voted - For
        Elect Heinz Schimmelbusch as Director                                                 Management  For   Voted - For
        Elect Five Members of Audit Commission
        Elect Julia Basova as Member of Audit Commission                                      Management  For   Voted - For
        Elect Vadim Meshcheryakov as Member of Audit Commission                               Management  For   Voted - For
        Elect Nikolay Morozov as Member of Audit Commission                                   Management  For   Voted - For
        Elect Olga Rompel as Member of Audit Commission                                       Management  For   Voted - For
        Elect Olesya Firsik as Member of Audit Commission                                     Management  For   Voted - For
        Ratify Rosexpertiza LLC as Auditor                                                    Management  For   Voted - For
        Approve Remuneration of Directors                                                     Management  For   Voted - For
        Approve Price of Liability Insurance for Directors and Executives                     Management  For   Voted - For
        Approve Related-Party Transaction Re: Liability Insurance for Directors
         And Executives                                                                       Management  For   Voted - For
        Approve Value of Assets Subject to Compensation Agreement With
         Directors and Executives                                                             Management  For   Voted - For
        Approve Related-Party Transaction Re: Compensation of Expenses to
         Directors and Executives                                                             Management  For   Voted - For
        Approve Revised Edition of Charter                                                    Management  For   Voted - Against
        Approve Revised Edition of Regulations On Board of Directors                          Management  For   Voted - For
        Cancel Company's Membership In Cobalt Development Institute                           Management  For   Voted - For
        Cancel Company's Membership In Palladium Council                                      Management  For   Voted - For

MOBILE TELESYSTEMS OJSC

  SECURITY ID: 607409109


 Meeting Date: 10/30/2006           Meeting Type: Special

        Approve Meeting Procedures; Elect Meeting Chairman                                    Management  For   Submitted - For
        Approve Charter In New Edition                                                        Management  For   Submitted - For
        Approve Regulations On Management In New Edition                                      Management  For   Submitted - For
        Approve Regulations On Board of Directors In New Edition                              Management  For   Submitted - For
        Approve Regulations On General Director In New Edition                                Management  For   Submitted - For
        Approve Regulations On General Meetings In New Edition                                Management  For   Submitted - For
        Approve Reorganization Re: Acquisition of OJSC Rekom                                  Management  For   Submitted - For
        Approve Reorganization Re: Acquisition of CJSC Telekot                                Management  For   Submitted - For
        Amend Charter Re: Acquisition of OJSC Rekom and OJSC Telekot                          Management  For   Submitted - For
        Approve Meeting Procedures; Elect Meeting Chairman                                    Management  For   Submitted - For
        Approve Charter In New Edition                                                        Management  For   Submitted - For
        Approve Regulations On Management In New Edition                                      Management  For   Submitted - For
        Approve Regulations On Board of Directors In New Edition                              Management  For   Submitted - For
        Approve Regulations On General Director In New Edition                                Management  For   Submitted - For
        Approve Regulations On General Meetings In New Edition                                Management  For   Submitted - For
        Approve Reorganization Re: Acquisition of OJSC Rekom                                  Management  For   Submitted - For
        Approve Reorganization Re: Acquisition of CJSC Telekot                                Management  For   Submitted - For
        Amend Charter Re: Acquisition of OJSC Rekom and OJSC Telekot                          Management  For   Submitted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



NOVOLIPETSK STEEL

  SECURITY ID: UNKNOWN


 Meeting Date: 9/29/2006            Meeting Type: Special


 Meeting for Holders of ADRs

        To Approve The Dividends for The First Half of 2006 In The Amount of
         1.5 Ruble Per Common Share.                                                          Management  For   Voted - For

PETROBRAS ENERGIA PARTICIPACIONES SA

  SECURITY ID: 71646M102


 Meeting Date: 3/30/2007            Meeting Type: Annual


 Meeting for ADR Holders

        Approve Financial Statements and Statutory Reports for Fiscal Year Ended
  12-31-06; Approve Discharge of Directors and Supervisory Members                            Management  For   Voted - For
        Approve Allocation of Income                                                          Management  For   Voted - For
        Fix Number of and Elect Directors and Alternates                                      Management  For   Voted - For
        Elect Supervisory Board and Alternates                                                Management  For   Voted - For
        Approve Remuneration of Directors and Supervisory Board                               Management  For   Voted - For
        Approve Remuneration of Auditors for Fiscal Year Ended 12-31-06; Elect
         Auditors for 2007                                                                    Management  For   Voted - For
        Approve Budget for Audit Committee                                                    Management  For   Voted - For
        Designate Two Shareholders to Sign Minutes of Meeting                                 Management  For   Voted - For

PETROLEO BRASILEIRO

  SECURITY ID: 71654V408


 Meeting Date: 4/2/2007             Meeting Type: MIX


 Meeting for Holders of ADRs

        Management Report, Financial Statements and Audit Committee's Opinion
         For The Fiscal Year 2006                                                             Management  For   Voted - For
        Capital Expenditure Budget for The Fiscal Year 2007                                   Management  For   Voted - For
        Distribution of Results for The Fiscal Year 2006                                      Management  For   Voted - For
        Election of Members of The Board of Directors                                         Management  For   Voted - For
        Election of Chairman of The Board of Directors                                        Management  For   Voted - For
        Election of Members of The Fiscal Council and Their Respective Substitutes            Management  For   Voted - For
        Establishment of The Management Compensation, as Well as Their
         Participation In The Profits Pursuant to Articles 41 and 56 of The Company's
         Bylaws, as Well as of Members of The Fiscal Council                                  Management  For   Voted - For
        Increase In The Capital Stock Through The Incorporation of Part of The
         Revenue Reserves Constituted In Previous Fiscal Years Amounting to
         R$ 4.380 Million, Increasing The Capital Stock From R$ 48.264 Million
         To R$ 52.644 Million Without Any Change to The                                       Management  For   Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



POLYUS ZOLOTO OAO

  SECURITY ID: 678129107


 Meeting Date: 9/11/2006            Meeting Type: Annual


 Meeting for Holders of ADRs

        Remuneration and Reimbursement of The Expenses of Independent Directors
         Who Are Members of The Board of Directors of OJSC Polyus Gold.                       Management  For   Voted - For
        Determination of The Cost of Directors  and Officers  Liability Insurance for
         Members of The Board of Directors.                                                   Management  For   Voted - For
        Approval of The Interested Party Transaction On Directors  and Officers
         Liability Insurance for Members of The Board of Directors of OJSC
         Polyus Gold.                                                                         Management  For   Voted - For
        Determination of The Value of Assets Being The Subject Matter of The
         Indemnification Agreements to Be Entered Into With Members.                          Management  For   Voted - For
        Approval of The Indemnification Agreements With Members of The Board
         Of Directors of OJSC Polyus Gold as Inter-Related Interested Party
         Transactions.                                                                        Management  For   Voted - For
        Approval of The Regulations On The Audit Commission of OJSC Polyus
         Gold. Management For Voted - For

POSCO

  SECURITY ID: 693483109


 Meeting Date: 2/23/2007            Meeting Type: Annual


 Meeting for ADR Holders

        Approval of Balance Sheet, Income Statement, and The Statement of
         Appropriation of Retained Earnings for The 39th Fiscal Year                          Management  For   Voted - For
        Partial Amendments to Articles of Incorporation: Introduction of New
         Businesses                                                                           Management  For   Voted - For
        Partial Amendments to Articles of Incorporation: Amendment to Rules for
         Issuance of New Shares, Cb, and Bw                                                   Management  For   Voted - For
        Partial Amendments to Articles of Incorporation: Supplement to Existing
         Cumulative Voting Rules                                                              Management  For   Voted - For
        Election of Independent Non-Executive Director: Jun, Kwang-Woo                        Management  For   Voted - For
        Election of Independent Non-Executive Director: Park, Won-Soon                        Management  For   Voted - For
        Election of Independent Non-Executive Director as Audit Committee:
         Jeffrey D. Jones                                                                     Management  For   Voted - For
        Election of Executive Director: Lee, Ku-Taek                                          Management  For   Voted - For
        Election of Executive Director: Yoon, Seok-Man                                        Management  For   Voted - For
        Election of Executive Director: Chung, Joon-Yang                                      Management  For   Voted - For
        Approval of Limits of Total Remuneration for Directors                                Management  For   Voted - For

SEVERSTAL

  SECURITY ID: 818150104


 Meeting Date: 6/15/2007            Meeting Type: Annual


 Meeting for Holders of ADR's

        Elect Christopher Richard Nigel Clark as Independent Director; Non-
         Executive Chairman of The Board; Member of Remuneration Committee.                   Management        Voted - For
        Elect Martin Angle as Independent Director; Chairman of Audit Committee.              Management        Voted - For
        Elect Rolf Wilhelm Heinrich Stomberg as Senior Independent Director;
         Chairman of Remuneration Committee.                                                  Management        Voted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



SEVERSTAL (CONTINUED)

        Elect Ronald Michael Freeman as Independent Director; Member of Audit
         Committee.                                                                           Management        Voted - For
        Elect Peter Kraljic as Independent Director; Member of Audit Committee.               Management        Voted - For
        Elect Alexei A. Mordashov as Executive Director; CEO of OJSC Severstal;
         Member of Remuneration Committee.                                                    Management        Voted - Abstain
        Elect Mikhail V. Noskov as Executive Director; Cfo of OJSC Severstal.                 Management        Voted - Abstain
        Elect Vadim A. Makhov as Executive Director; Chairman of The Board of
         Severstal North America Inc. and Vice-Chairman of Lucchini.                          Management        Voted - Abstain
        Elect Anatoly N. Kruchinin as Executive Director; CEO of Cherepovets
         Steel Plant.                                                                         Management        Voted - Abstain
        Elect Vadim A. Shvetsov as Executive Director.                                        Management        Voted - Abstain
        Approval of The Annual Report and Accounts.                                           Management  For   Voted - For
        Approval of Dividend Payment for The Year Ended December 31, 2006.                    Management  For   Voted - For
        Election of The CEO of OAO Severstal.                                                 Management  For   Voted - For
        Approval of The New Edition Charter of OAO Severstal.                                 Management  For   Voted - Against
        Approval of The New Edition of Regulation On Board of Directors of
         OAO Severstal.                                                                       Management  For   Voted - Against
        Election of The Members of Checkup Committee of OAO Severstal.                        Management  For   Voted - For
        Approval of an Auditor of OAO Severstal.                                              Management  For   Voted - For
        Approval of The Interested Party Transaction (A Number of Related Deals)
         Between OAO Severstal and Promishlenno-Stroitelniy Bank to Allocate The
         Company's Funds Into Bank Deposits In Russian Rub and Foreign Currency.              Management  For   Voted - For

 Meeting Date: 6/29/2007            Meeting Type: Special


 Meeting for Holders of ADR's

        Approval of Dividend Payment for First Quarter 2007.                                  Management  For   Voted - For

SK TELECOM

  SECURITY ID: 78440P108


 Meeting Date: 3/9/2007             Meeting Type: Annual


 Meeting for Holders of ADR's

        Approval of The Balance Sheets, The Statements of Income, and Statements
         Of Appropriations of Retained Earnings of The 23rd Fiscal Year, as Set
         Forth In Item 1 of The Company's Agenda Enclosed Herewith.                           Management  For   Voted - For
        Approval of The Ceiling Amount of The Remuneration of Directors, as Set
         Forth In The Company's Agenda Enclosed Herewith.                                     Management  For   Voted - For
        Approval of The Appointment of Mr. Jung Nam Cho, as Executive Director.               Management  For   Voted - For
        Approval of The Appointment of Mr. Sung Min Ha, as Executive Director.                Management  For   Voted - For
        Approval of The Appointment of Mr. Dal Sup Shim, as Independent Non-
         Executive Director Who Will Be A Member of The Audit Committee.                      Management  For   Voted - For

SURGUTNEFTEGAZ  AO

  SECURITY ID: 868861204


 Meeting Date: 5/5/2007             Meeting Type: Annual


 Meeting for Holders of ADR's

        Approve Annual Report                                                                 Management  For   Submitted - For
        Approve Financial Statements                                                          Management  For   Submitted - For
        Approve Allocation of Income and Dividends of Rub 0.71 Per Preferred
         Share and Rub 0.53 Per Ordinary Share                                                Management  For   Submitted - For

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



SURGUTNEFTEGAZ  AO (CONTINUED)


 Elect Nine Directors By Cumulative Voting

        Elect Sergei Ananiev as Director                                                      Management        Submitted - Withheld
        Elect Vladimir Bogdanov as Director                                                   Management        Submitted - Withheld
        Elect Alexander Bulanov as Director                                                   Management        Submitted - Withheld
        Elect Igor Gorbunov as Director                                                       Management        Submitted - Withheld
        Elect Vladislav Druchinin as Director                                                 Management        Submitted - For
        Elect Oleg Egorov as Director                                                         Management        Submitted - Withheld
        Elect Vladimir Erokhin as Director                                                    Management        Submitted - Withheld
        Elect Nikolai Zakharchenko as Director                                                Management        Submitted - For
        Elect Nikolai Matveev as Director                                                     Management        Submitted - Withheld
        Elect Alexander Rezyapov as Director                                                  Management        Submitted - Withheld

 Elect Members of Audit Commission

        Elect Tatiana Zhuchko as Member of Audit Commission                                   Management  For   Submitted - For
        Elect Valentina Komarova as Member of Audit Commission                                Management  For   Submitted - For
        Elect Tamara Oleynik as Member of Audit Commission                                    Management  For   Submitted - For
        Ratify Rosekspertiza LLC as Auditor                                                   Management  For   Submitted - For
        Approve Related-Party Transactions                                                    Management  For   Submitted - Against

TARO PHARMACEUTICALS INDUSTRIES

  SECURITY ID: M8737E108


 Meeting Date: 12/6/2006            Meeting Type: Annual


 Meeting for ADR Holders

        Elect Director Heather Douglas                                                        Management  For   Voted - For
        Elect Director Micha Friedman                                                         Management  For   Voted - For
        Elect Director Eric Johnston                                                          Management  For   Voted - For
        Elect Director Gad Keren                                                              Management  For   Voted - For
        Elect Director Barrie Levitt                                                          Management  For   Voted - For
        Elect Director Tal Levitt                                                             Management  For   Voted - For
        Elect Director Daniel Moros                                                           Management  For   Voted - For
        Elect Director Myron Strober                                                          Management  For   Voted - For
        Reappoint Kost Forer Gabbay & Kasierer as The Company's Independent
         Registered Public Accounting Firm and Authorize The Audit Committee to
         Fix The Remuneration of Said Independent Registered Public
         Accounting Firm.                                                                     Management  For   Voted - For

 Meeting Date: 7/27/2006            Meeting Type: Special


 Meeting for Holders of ADRs

        Elect  Director Haim Fainaro                                                          Management  For   Voted - For
        Elect  Director Ben Zion Hod                                                          Management  For   Voted - For

  SECURITY ID: 879246106


 Meeting Date: 12/15/2006           Meeting Type: Special


 Meeting for ADR Holders

        To Approve The Stock Swap (Incorporacao De Acoes) of The Preferred and
         Ordinary Shares of Tele Norte Leste Participacoes S.A. for The Newly
         Issued Ordinary Shares of Telemar Participacoes S.A., as More Fully
         Described In The Accompanying Prospectus and Proxy                                   Management  For   Voted - Against

                                                     Emerging Markets Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



TELE NORTE LESTE PARTICIPACOES (TELEMAR) (CONTINUED)


 Meeting for ADR Holders

        To Approve The Stock Swap (Incorporacao De Acoes) of The Preferred and
         Ordinary Shares of Tele Norte Leste Participacoes S.A. for The Newly
         Issued Ordinary Shares of Telemar Participacoes S.A., as More Fully
         Described In The Accompanying Prospectus and Proxy                                   Management  For   Voted - Against

 Meeting for ADR Holders

        To Approve The Stock Swap (Incorporacao De Acoes) of The Preferred and
         Ordinary Shares of Tele Norte Leste Participacoes S.A. for The Newly
         Issued Ordinary Shares of Telemar Participacoes S.A., as More Fully
         Described In The Accompanying Prospectus and Proxy                                   Management  For   Voted - Against

TEVA PHARMACEUTICAL INDUSTRIES

  SECURITY ID: 881624209


 Meeting Date: 10/5/2006            Meeting Type: Special


 Meeting for Holders of ADRs

        To Approve The Remuneration of Mr. Eli Hurvitz In His Capacity as Chairman
         Of The Board of Teva, In an Amount of The Nis Equivalent of $300,000
         Per Annum Plus Vat, to Be Adjusted By The Increase of The Israeli
         Consumer Price Index, Together With an Offic                                         Management  For   Voted - For
        To Approve The Remuneration of Dr. Phillip Frost In His Capacity as Vice
         Chairman of The Board of Teva and Chairman of The Board's Science and
         Technology Committee, In an Amount of The Nis Equivalent of $275,000
         Per Annum Plus Vat, to Be Adjusted By The                                            Management  For   Voted - For

TMK OAO

  SECURITY ID: 87260R102


 Meeting Date: 1/17/2007            Meeting Type: Special


 Meeting for Holders of ADRs

        Approval of The Amendment to The Company's Charter.                                   Management  For   Voted - For

WIMM-BILL-DANN FOODS OJSC

  SECURITY ID: 97263M109


 Meeting Date: 12/5/2006            Meeting Type: Special


 Meeting for ADR Holders

        1. to Announce Dividends Payment Upon 9m Y2006 Financial Results On
         Allocated Common Nominal Shares of WBD Foods OJSC, In The Dividend
          Amount of 7 (Seven) Rubles 86 Kopecks Per 1 Common Nominal Share. 2.
         To Set The Following Terms and Conditions...                                           Management  For   Voted - For
        To Revise The Amount of Remuneration Paid to WBD Foods OJSC Board of
         Directors Members (Except for The Chairman of The Board of Directors),
         Approved By The General Shareholders Meeting (Minutes as of
         29.06.2004...22-06), All as More Fully...                                                Management  For   Voted - For

                                                       International Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



FLEXTRONICS INTERNATIONAL LTD.

  SECURITY ID: Y2573F102


 Meeting Date: 10/4/2006            Meeting Type: Annual


 Meeting for Holders of ADRs

        Re-Election of Mr. Michael E. Marks as A Director of The Company.                     Management  For   Voted - For
        Re-Election of Mr. Richard Sharp as A Director of The Company.                        Management  For   Voted - For
        Re-Election of Mr. H. Raymond Bingham as A Director of The Company.                   Management  For   Voted - For
        Re-Election of Mr. Michael Mcnamara as A Director of The Company.                     Management  For   Voted - For
        Re-Election of Mr. Rockwell A. Schnabel as A Director of The Company.                 Management  For   Voted - For
        Re-Election of Mr. Ajay B. Shah as A Director of The Company.                         Management  For   Voted - For
        Ratify Auditors                                                                       Management  For   Voted - For
        To Approve The Authorization for The Directors of The Company to Allot
         And Issue Ordinary Shares.                                                           Management  For   Voted - Against
        To Approve Authorization to Provide Director Cash Compensation and
         Additional Cash Compensation for Chairman of Audit Committee                         Management  For   Voted - For
        To Approve The Company's Amended and Restated Articles of Association.                Management  For   Voted - For
        Approve The Renewal of The Share Purchase Mandate Relating to
         Acquisitions By The Company of Its Own Issued Ordinary Shares.                       Management  For   Voted - For
        Amendment to 2001 Equity Incentive Plan to Eliminate Two Million Share
         Sub-Limit On Issued and Outstanding Share Bonus Awards.                              Management  For   Voted - Against
        Amendment to 2001 Equity Incentive Plan Providing The Automatic Option
         Grant to Non-Employee Directors Will Not Be Pro-Rated.                               Management  For   Voted - Against
        Approve an Amendment to The Company's 2001 Equity Incentive Plan to
         Increase The Number of Shares Reserved for Issuance.                                 Management  For   Voted - Against

FOMENTO ECONOMICO MEXICANO S.A.

  SECURITY ID: 344419106


 Meeting Date: 12/7/2006            Meeting Type: Special


 Meeting for Holders of ADRs

        To Amend The By-Laws of The Company to Include The Formation of
         Committees, and Other Adjusts to Comply With The Provisions of The
         Mexican Securities Market Law (Ley Del Mercado De Valores).                          Management  For   Voted - For
        Appointment of Delegates to Execute and Formalize The Resolutions
         Adopted During The Meeting.                                                          Management  For   Voted - For
        Minutes of The Shareholders  Meeting.                                                 Management  For   Voted - For
        Election And/Or Ratification of Members of The Board of Directors and
         Secretary and Their Alternates; Qualification of Their Independence In
         Accordance to The Mexican Securities Market Law, and Resolution With
         Respect to Their Remuneration.                                                       Management  For   Voted - For
        Proposal to Form Committees of The Board of Directors, Including The
         Audit and Corporate Practices Committees, Appointment of The Chairman
         For Such Committees, and Resolution With Respect to Their Remuneration.              Management  For   Voted - For
        Appointment of Delegates to Execute and Formalize The Resolutions
         Adopted During The Meeting.                                                          Management  For   Voted - For
        Minutes of The Shareholders  Meeting.                                                 Management  For   Voted - For




                                                       International Equity Fund

  Proposal                                                                             Proposed by  Mgt. Position Registrant Voted



TEVA PHARMACEUTICAL INDUSTRIES

  SECURITY ID: 881624209


 Meeting Date: 10/5/2006            Meeting Type: Special


 Meeting for Holders of ADRs

        To Approve The Remuneration of Mr. Eli Hurvitz In His Capacity as
         Chairman of The Board of Teva, In an Amount of The Nis Equivalent of
         $300,000 Per Annum Plus Vat, to Be Adjusted By The Increase of The
         Israeli Consumer Price Index, Together With an Office...                               Management  For   Voted - For
        To Approve The Remuneration of Dr. Phillip Frost In His Capacity as Vice
         Chairman of The Board of Teva and Chairman of The Board's Science and
         Technology Committee, In an Amount of The Nis Equivalent of $275,000
         Per Annum Plus Vat, to Be Adjusted By The...                                           Management  For   Voted - For


                                   Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By: /s/ Robert A. Nesher
President
Date: August 31, 2007